CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Revenues:
Rental income	$ 4,791	$ 576	$ 10,997	$ 576	$ 3,022
Operating expense reimbursements	89		175		153
Total revenues	4,880	576	11,172	576	3,175
Operating expenses:
Acquisition and transaction related	819	604	3,297	604	1,875
Property operating	315		555		153
General and administrative	617	84	1,530	100	440
Depreciation and amortization	2,818	363	6,092	363	1,612
Total operating expenses	4,569	1,051	11,474	1,067	4,080
Operating income (loss)	311	(475)	(302)	(491)	(905)
Interest expense	(1,136)	(185)	(2,873)	(185)	(924)
Other income					1
Total other expenses					(923)
Loss from continuing operations	(825)	(660)	(3,175)	(676)	(1,828)
Net loss from continuing operations attributable to non-controlling interests	62	35	141	35	69
Net loss from continuing operations attributable to stockholders	(763)	(625)	(3,034)	(641)	(1,759)
Discontinued operations:
Loss from operations of held for sale properties	3	(9)	(12)	(9)	(37)
Loss on held for sale properties	(47)		(452)		(815)
Loss from discontinued operations	(44)	(9)	(464)	(9)	(852)
Loss from discontinued operations attributable to non-controlling interests	3		24		36
Loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)	(816)
Net loss	(869)	(669)	(3,639)	(685)	(2,680)
Net loss attributable to non-controlling interests	65	35	165	35	105
Net loss attributable to stockholders	(804)	(634)	(3,474)	(650)	(2,575)
Comprehensive loss			(13)
Comprehensive loss	$ (804)	$ (634)	$ (3,487)	$ (650)
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ (0.08)	$ (0.41)	$ (0.38)	$ (1.25)	$ (0.86)
Basic and diluted net loss per share attributable to common stockholders	$ (0.09)	$ (0.42)	$ (0.43)	$ (1.27)	$ (1.26)